JPMorgan Small Cap Equity Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	(3.13%)	2.62%	8.05%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	(2.91%)	2.87%	8.32%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	(2.64%)	3.13%	8.59%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	(2.44%)	3.33%	8.81%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.04%)	0.50%	6.72%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	2.42%	6.95%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	(2.41%)	3.39%	8.86%